Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income(Loss) from operations	$ 9,763,000	$ 9,393,000		$ 34,561,000
Net income (loss)	9,350,000	8,841,000		32,619,000
Haymaker III [Member]
Operating and formation costs	1,190,366	58,560	$ 0	3,121,694
Franchise tax expense	50,000	49,315	0	200,000
Income(Loss) from operations	(1,240,366)	(107,875)	0	(3,321,694)
Transaction costs allocated to warrant liabilities	0	(962,447)	0	(966,646)
Unrealized gain on investments held in Trust Account	64,273	14,405
Net gain on investments held in Trust Account			0	81,791
Excess of private placement warrant fair value over purchase price	0	(3,507,000)	0	(3,507,000)
Change in fair value of convertible promissory note - related party	(800)	0
Change in fair value of warrant liabilities	2,351,375	619,543		18,826,459
Net income (loss)	1,174,482	(3,943,374)	$ 0	$ 11,112,910
Common Class A [Member] | Haymaker III [Member]
Net income (loss)	$ 939,586	$ (2,187,957)
Basic and diluted weighted average shares outstanding	31,750,000	9,505,556	0	26,265,068
Basic and diluted net income (loss) per share	$ 0.03	$ (0.23)
Basic net income per share			$ 0	$ 0.33
Diluted net income per share			$ 0	$ 0.32
Basic weighted average shares outstanding			0	26,265,068
Diluted weighted average shares outstanding			0	26,265,068
Common Class B [Member] | Haymaker III [Member]
Net income (loss)	$ 234,896	$ (1,755,417)
Basic and diluted weighted average shares outstanding	7,937,500	7,626,389
Basic and diluted net income (loss) per share	$ 0.03	$ (0.23)
Basic net income per share			$ 0	$ 0.33
Diluted net income per share			$ 0	$ 0.32
Basic weighted average shares outstanding			7,500,000	7,860,788
Diluted weighted average shares outstanding			7,500,000	8,058,048